Group information - Additional Information (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Aug. 01, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control		R$ 146	R$ 1,440	R$ 325
Agilize Tecnologia S.A.
Disclosure of detailed information about business combination [line items]
Payments from changes in ownership interests in subsidiaries that do not result in loss of control	R$ 8,523
Hubcount Tecnologia
Disclosure of detailed information about business combination [line items]
Group's equity interest		75.60%	75.60%
Questor Sistemas S.A (“Questor”)
Disclosure of detailed information about business combination [line items]
Group's equity interest		50.00%	50.00%
STEF S.A
Disclosure of detailed information about business combination [line items]
Group's equity interest		100.00%	100.00%
FIDC ACR FAST
Disclosure of detailed information about business combination [line items]
Group's equity interest		100.00%	100.00%